Capital Reserve	12 Months Ended
Jun. 30, 2024
Capital Reserve [Abstract]
Capital reserve
9.	Capital reserve
Capital reserve represents non-distributable reserve which arose from waiver of inter-company balances in prior years, net of merger reserve.